Hedging Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Summary of hedging financial instruments

	December 31, 2018	December 31, 2019
	NT$	NT$
	(In Millions)	(In Millions)
Financial assets - current
Fair value hedges
Interest rate futures contracts	$—	$22.4
Cash flow hedges
Forward exchange contracts	23.5	3.5

	$23.5	$25.9

	December 31, 2018	December 31, 2019
	NT$	NT$
	(In Millions)	(In Millions)
Financial liabilities - current
Fair value hedges
Interest rate futures contracts	$153.9	$—
Cash flow hedges
Forward exchange contracts	1.9	1.8

	$155.8	$1.8

Interest rate risk [member]
Statement [LineItems]
Summary of Information Related to Hedged Items
The following tables summarize the information relating to the hedges of interest rate risk.
December 31, 2018

Hedging Instruments	Contract Amount (US$ in Millions)	Maturity
US treasury bonds interest rate futures contracts	US$330.3	March 2019

Hedged Items	Asset Carrying Amount	Accumulated Amount of Fair Value Hedge Adjustments
	NT$	NT$
	(In Millions)	(In Millions)
Financial assets at FVTOCI	$23,229.5	$ (13.5)

December 31, 2019

Hedging Instruments	Contract Amount (US$ in Millions)	Maturity
US treasury bonds interest rate futures contracts	US$122.2	March 2020

Hedged Items	Asset Carrying Amount	Accumulated Amount of Fair Value Hedge Adjustments
	NT$	NT$
	(In Millions)	(In Millions)
Financial assets at FVTOCI	$ 7,364.7	$ (22.4)
The effect for the years ended December 31, 2018 and 2019 is detailed below:

Hedging Instruments/Hedged Items	Increase (Decrease) in Value Used for Calculating Hedge Ineffectiveness
	Years Ended December 31
	2018	2019
	NT$	NT$
	(In Millions)	(In Millions)
Hedging Instruments
US treasury bonds interest rate futures contracts	$11.5	$(164.7)
Hedged Items
Financial assets at FVTOCI	(13.8)	177.8

	$(2.3)	$13.1

Foreign currency risk [member]
Statement [LineItems]
Summary of Information Related to Hedged Items
The following tables summarize the information relating to the hedges for foreign currency risk.
December 31, 2018

Hedging Instruments	Contract Amount (In Millions)		Maturity	Balance in Other Equity (Continuing Hedges) NT$ (In Millions)
Forward exchange contract s	NT$	3,917.7/EUR112.0	February 2019 to April 2019	$23.6
December 31, 2019

Hedging Instruments	Contract Amount (In Millions)		Maturity	Balance in Other Equity (Continuing Hedges) NT$ (In Millions)
Forward exchange contract s	NT$	1,342.4/EUR40.0	January 2020	$(3.8)

Cash flow hedges [member]
Statement [LineItems]
Summary of Hedging Derivative Financial Instruments
The effect for the years ended December 31, 2018 and 2019 is detailed below:

Hedging Instruments/Hedged Items	Increase (Decrease) in Value Used for Calculating Hedge Ineffectiveness
	Years Ended December 31
	2018	2019
	NT$	NT$
	(In Millions)	(In Millions)
Hedging Instrument s
Forward exchange contracts	$34.6	$(109.6)
Foreign currency deposits	6.4	—

	$41.0	$(109.6)

Hedged Items
Forecast transaction (capital expenditures)	$(41.0)	$109.6